Note 11 - Derivative Warrant Liabilities	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
11.	Derivative warrant liabilities:

Warrants issued as part of a public offering of units composed of class A share (Common Share) and Common Share purchase warrants on both
December 27, 2017
and
December 3, 2013
are derivative liabilities (“Derivative warrant liabilities”) given the currency of the exercise price is different from the Corporation’s functional currency.

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

Warrant liabilities issued December 27, 2017
		Thirteen-month period	Month ended	Twelve-month period
	March 31, 2018	Ended, March 31, 2017	March 31, 2017 (Unaudited)	ended February 28, 2017 (Unaudited)
	$	$	$	$

Balance – beginning of period	-	-	-	-
Issued during period (note 13b)	5,873	-	-	-
Change in fair value of derivative warrant liabilities	532	-	-	-
Balance – end of period	6,405	-	-	-

Warrant liabilities issued December 3, 2013 1
		Thirteen-month period	Month ended	Twelve-month period
	March 31, 2018	ended, March 31, 2017	March 31, 2017 (Unaudited)	ended February 28, 2017 (Unaudited)
	$	$	$	$

Balance – beginning of period	209	156	187	156
Change in fair value of derivative warrant liabilities	(188)	53	22	31
Balance – end of period	21	209	209	187
(
1
)
In order to obtain
one
Common Share,
10
warrants must be exercised.

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

Warrant liabilities issued December 27, 2017
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Exercise price	US $1.26	—	—
Share price	US $1.02	—	—
Dividend	—	—	—
Risk-free interest	2.56%	—	—
Estimated life (in years)	4.75	—	—
Expected volatility	95.16%	—	—

The fair value of the warrants issued was determined to be
$0.65
per share issuable (
nil
as at
March 31, 2017
and
February 28, 2017).

Warrant liabilities issued December 3, 2013 1
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Exercise price	US $1.50	US $1.50	US $1.50
Share price (1)	US $1.02	US $1.36	US $1.25
Dividend	—	—	—
Risk-free interest	2.19%	1.22%	1.24%
Estimated life (in years)	0.68	1.68	1.76
Expected volatility	133.86%	108.35%	107.36%
(
1
)
In order to obtain
one
Common Share,
10
warrants must be exercised.

The fair value of the warrants issued was determined to be
$0.01
(
$0.11
per share issuable as at
March 31, 2017
and
$0.10
(unaudited) per share issuable as at
February 28, 2017).